Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of the estimated useful lives of property and equipment
Property and Equipment	Useful Life
Leasehold improvements	5 – 15 years
Furniture and fixtures	5 – 7 years
Computers and equipment	2 – 5 years

Schedule of revenue recognition and related receivables
	Three Months Ended March 31,
	2022	2021
Consumer revenues
Service and subscription fees	$46,394	$30,472
Net interest income on finance receivables	2,568	1,662
Total consumer revenues	48,962	32,134
Enterprise service revenues	20,752	996
Total revenue, net	$69,714	$33,130